Stock-Based Compensation - Fair Value of Stock Options Granted and Compensation Expenses (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	0.97%	1.60%
Expected dividend yield	2.00%	2.00%
Expected volatility	26.00%	29.00%
Expected time until exercise	4 years 7 months 6 days	4 years 6 months
Weighted average fair value of options granted in year [Cdn$]	CAD 12.84	CAD 11.47